Fixed Assets	12 Months Ended
Dec. 31, 2019
Property, Plant and Equipment [Abstract]
Fixed Assets

Note 10. Fixed Assets

Fixed assets are summarized by major classifications as follows (in thousands):

	2019	2018
Equipment	$1,000	$842
Furniture and fixtures	53	52
	1,053	894
Less accumulated depreciation	(495)	(336)
Net fixed assets	$558	$558

Depreciation expense recognized during the years ended December 31, 2019 and 2018 was $159 thousand and $310 thousand, respectively.

The fixed assets in the table above include foreign currency translation adjustments that were de minimus during the years ended December 31, 2019 and 2018.